Merger of Dr. Reddy's Holdings Limited into Dr. Reddy's Laboratories Limited	12 Months Ended
Mar. 31, 2026
Disclosure Merger Of Dr Reddys Holdings Limited Into Dr Reddys Laboratories Limited [Abstract]
Merger of Dr. Reddy's Holdings Limited into Dr. Reddy's Laboratories Limited
32.
Merger of Dr. Reddy’s Holdings Limited into Dr. Reddy’s Laboratories Limited

The Board of Directors, at its meeting held on July 29, 2019, had approved the amalgamation of Dr. Reddy’s Holdings Limited (“DRHL”), an entity held by the Promoter Group, which held 24.83% of Dr. Reddy’s Laboratories Limited (the “Company”), into the Company (the “Scheme”). This Scheme was subject to the approval of shareholders, stock exchanges, the National Company Law Tribunal (“NCLT”) and other relevant regulators as per the provisions of Section 230 to 232 and any other applicable provisions of the Companies Act, 2013.

The Scheme was intended to simplify the shareholding structure and reduction of shareholding tiers. The Promoter Group cumulatively was to continue to hold the same number of shares in the Company, pre and post the amalgamation. All costs, charges and expenses relating to the Scheme was borne out of the surplus assets of DRHL. Further, any expense, if exceeding the surplus assets of DRHL, will be borne directly by the Promoter Group.

During the fiscal year ended March 31, 2020, the Scheme was approved by the board of directors, members and unsecured creditors of the Company. The no-observation letters from the BSE Limited and National Stock Exchange of India Limited were received on the basis of no comments received from Securities and Exchange Board of India (“SEBI”). The petition for approval of the Scheme was filed with the Hon’ble NCLT, Hyderabad Bench.

The aforementioned Scheme was approved by the NCLT, Hyderabad Bench vide its Order dated April 5, 2022. Subsequently, the Company filed the NCLT order with the Ministry of Company Affairs on April 8, 2022. Pursuant to the Scheme of Amalgamation and Arrangement as approved by the NCLT, an aggregate of 41,325,300 equity shares, face value of Rs.5 each held by DRHL in the share capital of the Company have been cancelled and an equivalent 41,325,300 number of equity shares, face value of Rs.5 each were allotted to the shareholders of DRHL. There was no change in the total equity shareholding (Promoter/Public Shareholding) of the Company, on account of the allotment/ cancellation of equity shares pursuant to the approved Scheme.

In relation to this merger approved by the NCLT, the Company received a show cause notice from the Income Tax Department of India on April 4, 2025, under Section 148A(1) of the Income-tax Act, 1961. The notice sought an explanation as to why a reassessment notice under Section 148 should not be issued for income alleged to have escaped assessment due to the merger. Subsequent to the submission of the reply in response to the above notice, the Company received an order 148A(3) and a notice under section 148 of the Income Tax Act on May 30, 2025 from the tax authorities, proposing to assess or reassess the income for the relevant year.

The Company has filed a writ petition before the Hon’ble High Court for the State of Telangana, challenging the validity of the order passed under Section 148A(3) of the Income-tax Act, 1961 and the consequent notice issued under Section 148, both dated May 30, 2025. Pending disposal of the writ petition, the Hon’ble High Court has, by way of interim relief, granted a stay on further proceedings pursuant to the order under Section 148A(3) and the notice under Section 148. The stay shall remain in force until the next date of hearing. The matter is currently scheduled for hearing on June 18, 2026.

The Company believes that there is no escaped tax pursuant to the said merger scheme as the amalgamation was carried out for the above stated purpose. Further, it was carried out in compliance with various applicable laws in India and after taking with applicable regulatory approvals. The Company will take suitable action to defend its position, and believes that the chances of any liability arising from such orders are less than probable. Accordingly, no provision is made in the consolidated financial statements as of March 31, 2026.

Further, the said merger scheme also provides that the Promoters of the Company will jointly and severally indemnify, defend and hold harmless the Company, its directors, employees, officers, representatives, or any other person authorized by the Company (excluding the Promoters) for any liability, claim, or demand, which may devolve upon the Company on account of this amalgamation.